Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
COSTS AND EXPENSES
Payroll expenses	$ 198,082	$ 168,000
General & administrative	244,823	424,151
Total operating expenses	442,905	592,151
LOSS FROM OPERATIONS	(442,905)	(592,151)
OTHER INCOME (EXPENSES)
Gain from sale of property	63,952	0
Other income (expenses)	(3,858)	(7,059)
Other Income (Expenses)	60,094	(7,059)
NET LOSS	(382,811)	(599,210)
Other comprehensive loss, before tax	(3,269)	0
Accumulated other comprehensive income	$ (386,080)	$ (599,210)
NET LOSS PER COMMON SHARE - BASIC AND DILUTED	$ 0.00	$ 0.00
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING- BASIC AND DILUTED	18,904,110	0